Investments (Details Textuals 10) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Concentration of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale	$ 5.8	$ 6.8